Bonds Payable - Summary of Bonds Payable (Detail) $ in Millions, $ in Millions	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)
Bonds Payable [Line Items]
Less: Current portion	$ (58,401.1)		$ (38,100.0)
Noncurrent bonds payable	91,800.0	$ 3,097.2	153,093.6
Cost [member]
Bonds Payable [Line Items]
Unsecured bonds	150,207.8		191,228.9
Cost [member] | Taiwan [member]
Bonds Payable [Line Items]
Unsecured bonds	116,100.0		154,200.0
Cost [member] | Overseas [member]
Bonds Payable [Line Items]
Unsecured bonds	34,107.8		37,028.9
Discounts on bonds payable [member]
Bonds Payable [Line Items]
Unsecured bonds	$ 6.7		$ 35.3